Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 56-1814206 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Uwharrie Capital Corp Employees 401(k) Retirement Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EIN 56-1814206
Plan No. 001
December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost **	(e) Current Value

	Self-Directed Brokerage Accounts
*	Uwharrie Capital Corp	101,625 common shares x $10.95/share		$1,112,794
	Personal Choice Retirement Acct	Cash and other investments		115,477
				1,228,271
	Collective Trust Funds
*	American Trust Company	MetLife Stable Value Fund		7,771,088
*	American Trust Company	Wealth Preservation Strategy Target Risk - Conservative II		182,995
*	American Trust Company	Wealth Preservation Strategy Target Risk - Moderate II		2,113,342
				10,067,425
	Mutual Funds
	American Funds	EUPAC FUND R6		2,069,661
	American Funds	New Perspective R6		294,264
	DFA	Emerging Markets I		577,714
	DFA	US Large Cap Value		2,592,480
	DFA	US Targeted Value		405,473
	DFA	Real Estate Securities I		62,725
	Dodge & Cox	Income Fund		5,190,588
	MFS	Growth R6		2,668,885
	Schwab	Fdmtl Intl Equity Index Fund		901,582
	T Rowe Price	Diversified Mid Cap Growth		921,872
	Vanguard	Balanced Index-Adm		737
	Vanguard	Commodity Strategy Fund A		360
	Vanguard	500 Index Fund-Admiral		6,815,594
	Vanguard	Mid Cap Index-Admiral		1,109,396
	Vanguard	Mid-Cap Value Index Admiral		961,814
	Vanguard	Small Cap Growth Index Admiral		192,178
	Vanguard	Small Cap Index Admiral		540,141
				25,305,464

*	Plan participant loans***	Interest-bearing at 4.25% to 9.50% maturing through September 2030	$-	387,650

	Total investments			$36,988,810

* Represents party-in-interest
** Cost omitted for participant-directed investments
*** The accompanying financial statements classify participant loans as notes receivable from participants